UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC
Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York          February 16, 2010
----------------------      --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:   $600,588
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                    FORM 13F INFORMATION TABLE
                                                 TIGER CONSUMER MANAGEMENT, LLC
                                                             FORM 13F
                                                         December 31, 2009


COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                     VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)    PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------     -----       --------    --- ---    --- ----  ----------  --------  ----     ------  ----
AARONS INC                     COM          002535201   16,197        584,107  SH        SOLE        NONE        584,107
AEROPOSTALE                    COM          007865108   21,756        638,952  SH        SOLE        NONE        638,952
AMERICAN EAGLE OUTFITTERS NE   COM          02553E106   18,955      1,116,285  SH        SOLE        NONE      1,116,285
BARE ESCENTUALS INC            COM          067511105   13,326      1,089,643  SH        SOLE        NONE      1,089,643
BEST BUY INC                   COM          086516101   16,800        425,750  SH        SOLE        NONE        425,750
BOB EVANS FARMS INC            COM          096761101   10,556        364,497  SH        SOLE        NONE        364,497
BURGER KING HLDGS INC          COM          121208201   17,893        950,738  SH        SOLE        NONE        950,738
CASH AMER INTL INC             COM          14754D100   14,837        424,392  SH        SOLE        NONE        424,392
CATALYST HEALTH SOLUTIONS IN   COM          14888B103   12,382        339,506  SH        SOLE        NONE        339,506
CHILDRENS PL RETAIL STORES I   COM          168905107   18,169        550,576  SH        SOLE        NONE        550,576
COLLECTIVE BRANDS INC          COM          19421W100   11,798        518,123  SH        SOLE        NONE        518,123
CROCS INC                      COM          227046109   17,854      3,104,978  SH        SOLE        NONE      3,104,978
CVS CAREMARK CORPORATION       COM          126650100   17,521        543,959  SH        SOLE        NONE        543,959
DECKERS OUTDOOR CORP           COM          243537107   19,372        190,448  SH        SOLE        NONE        190,448
DICKS SPORTING GOODS INC       COM          253393102   21,051        846,452  SH        SOLE        NONE        846,452
EBAY INC                       COM          278642103   24,228      1,029,647  SH        SOLE        NONE      1,029,647
EXPRESS SCRIPTS INC            COM          302182100   16,939        196,011  SH        SOLE        NONE        196,011
FOOT LOCKER INC                COM          344849104   18,016      1,617,267  SH        SOLE        NONE      1,617,267
GREEN MTN COFFEE ROASTERS IN   COM          393122106   20,662        253,610  SH        SOLE        NONE        253,610
HASBRO INC                     COM          418056107   19,441        606,400  SH        SOLE        NONE        606,400
HERBALIFE LTD                  COM USD SHS  G4412G101   16,081        396,387  SH        SOLE        NONE        396,387
HOT TOPIC INC                  COM          441339108   12,234      1,926,685  SH        SOLE        NONE      1,926,685
ICONIX BRAND GROUP INC         COM          451055107   18,048      1,424,438  SH        SOLE        NONE      1,424,438
KIRKLANDS INC                  COM          497498105    7,471        430,137  SH        SOLE        NONE        430,137
KROGER CO                      COM          501044101   24,123      1,175,000  SH        SOLE        NONE      1,175,000
LIFE TIME FITNESS INC          COM          53217R207   18,835        755,524  SH        SOLE        NONE        755,524
LOWES COS INC                  COM          548661107   17,267        738,231  SH        SOLE        NONE        738,231
QUIKSILVER INC                 COM          74838C106    4,713      2,333,166  SH        SOLE        NONE      2,333,166
RADIOSHACK CORP                COM          750438103   23,303      1,195,000  SH        SOLE        NONE      1,195,000
REGIS CORP MINN                COM          758932107   14,028        900,949  SH        SOLE        NONE        900,949
ROSETTA STONE INC              COM          777780107    8,573        477,583  SH        SOLE        NONE        477,583
ROSS STORES INC                COM          778296103   17,157        401,700  SH        SOLE        NONE        401,700
TARGET CORP                    COM          87612E106   20,975        433,629  SH        SOLE        NONE        433,629
TEXAS ROADHOUSE INC            COM          882681109   10,155        904,306  SH        SOLE        NONE        904,306
WHOLE FOODS MKT INC            COM          966837106   19,805        721,500  SH        SOLE        NONE        721,500
WYNDHAM WORLDWIDE CORP         COM          98310W108   20,067        994,900  SH        SOLE        NONE        994,900





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